Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of market rental rates

Lease Liabilities	2025 £’000	2024 £’000	2023 £’000
At 1 January	297	464	624
Interest expenses	10	19	28
Lease payments	(246)	(186)	(188)
At 31 December	61	297	464

Low value leases expensed in year

	2025 £’000	2024 £’000	2023 £’000
Low value leases expensed	1	1	2
Total	1	1	2